Loans and advances to customers - Transfers of allowance for impairment losses of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ (1,773,414)	$ (1,407,320)
Loans and advances - Customers
Financial assets
Financial assets	(698,276)	(728,335)
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets, as originally presented		21,970	$ 21,516	$ 16,929
Financial assets, Adjustments on initial adoption of IFRS 9				3,270
Financial assets, restated		(21,970)	(21,516)	$ (20,199)
Transfer from Stage 1 to Stage 2	(574)
Transfer from Stage 1 to Stage 3	(77)
Transfer from Stage 2 to Stage 3	(130)
Transfer from Stage 2 to Stage 1	4,717
Transfer from Stage 3 to Stage 2	559
Transfer from Stage 3 to Stage 1	4,700
Financial assets derecognized during the period other than write offs	62
Contracts remaining at the same stage	14,673
Written-off financial assets	(21,590)	(21,154)	(19,678)
Originated financial assets	2,537
Foreign exchange and other movements	(1,172)
Financial assets	25,551	21,970	$ 21,516
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets, restated		(7,254)
Transfer from Stage 1 to Stage 2	121
Transfer from Stage 1 to Stage 3	24
Transfer from Stage 2 to Stage 1	(412)
Transfer from Stage 3 to Stage 1	(347)
Financial assets derecognized during the period other than write offs	7
Contracts remaining at the same stage	(2,718)
Originated financial assets	2,537
Foreign exchange and other movements	(237)
Financial assets	6,215
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets, restated		(5,466)
Transfer from Stage 1 to Stage 2	(695)
Transfer from Stage 2 to Stage 3	118
Transfer from Stage 2 to Stage 1	5,129
Transfer from Stage 3 to Stage 2	(383)
Financial assets derecognized during the period other than write offs	8
Contracts remaining at the same stage	(422)
Foreign exchange and other movements	(303)
Financial assets	8,902
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets, restated		(9,250)
Transfer from Stage 1 to Stage 3	(101)
Transfer from Stage 2 to Stage 3	(248)
Transfer from Stage 3 to Stage 2	942
Transfer from Stage 3 to Stage 1	5,047
Financial assets derecognized during the period other than write offs	47
Contracts remaining at the same stage	17,813
Written-off financial assets	(21,590)
Foreign exchange and other movements	(632)
Financial assets	10,434
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets	(687,432)	$ (699,671)
Loans and advances - Customers | Financial assets at amortized cost category | Impairment losses
Financial assets
Written-off financial assets	(21,590)
Financial assets	25,551
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	6,215
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	8,902
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	10,434
Commercial, financial and industrial loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Written-off financial assets	(7,919)
Financial assets	8,887
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	2,047
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	3,438
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	3,402
Public sector loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets	15
Public sector loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	15
Mortgage loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Written-off financial assets	(1,145)
Financial assets	4,078
Mortgage loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	625
Mortgage loans | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	824
Mortgage loans | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	2,629
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Written-off financial assets	(5,506)
Financial assets	6,221
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	2,002
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	1,803
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	$ 2,416